FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Amortized cost | $	$ 2,877,563
Net investment		R$ 6,292,800	R$ 6,292,800
Derivative type	In October 2023, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for October 2028, and which has a principal amount of R$ 680,000.
Borrowings		56,914,621	R$ 44,859,075	R$ 40,918,742
CSN Cimentos [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 115,000